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BLANKK
FIRST QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia California Intermediate Municipal Bond Fund

Portfolio of Investments
Columbia California Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia California Intermediate Municipal Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds 97 .9%
Education 19.5%
California Educational Facilities Authority
Refunding Revenue Bonds
Series A
04/01/2034 5.000% 1,485,000 1,493,447
04/01/2035 5.000% 2,400,000 2,464,587
12/01/2036 5.000% 1,000,000 1,013,908
04/01/2037 5.000% 575,000 640,823
Revenue Bonds
Series B
10/01/2036 5.000% 760,000 784,337
California Enterprise Development Authority
(a)
Revenue Bonds
06/01/2034 5.000% 500,000 514,422
California Enterprise Development Authority
Refunding Revenue Bonds
Series A
07/01/2033 5.000% 1,820,000 1,986,401
Revenue Bonds
06/01/2036 5.000% 690,000 720,861
06/01/2039 5.000% 300,000 323,242
06/01/2040 5.000% 400,000 429,215
California Infrastructure & Economic Development Bank
Revenue Bonds
Series B
11/01/2034 5.000% 355,000 392,279
11/01/2035 5.000% 275,000 301,569
California Municipal Finance Authority
Refunding Revenue Bonds
10/01/2031 5.000% 540,000 547,982
10/01/2032 5.000% 615,000 623,355
10/01/2033 5.000% 625,000 632,852
10/01/2034 5.000% 570,000 576,482
Revenue Bonds
Series A
04/01/2035 5.000% 1,780,000 1,843,089
04/01/2036 5.000% 1,120,000 1,156,905
09/01/2042 5.000% 1,250,000 1,325,766
09/01/2043 5.000% 1,400,000 1,479,306
California Municipal Finance Authority
(a)
Refunding Revenue Bonds
Series A
11/01/2035 5.000% 2,000,000 2,074,532
Revenue Bonds
Series A
11/01/2026 4.000% 250,000 249,854
California School Finance Authority
(a)
Refunding Revenue Bonds
08/01/2030 5.000% 1,380,000 1,380,583
08/01/2031 5.000% 850,000 850,303
07/01/2039 5.000% 250,000 258,202
Revenue Bonds
Series A
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
07/01/2030 5.000% 2,800,000 2,786,598
07/01/2035 5.000% 1,125,000 1,125,478
08/01/2035 5.000% 1,010,000 1,010,053
07/01/2037 5.000% 3,090,000 3,101,545
08/01/2038 5.000% 1,000,000 1,003,236
California State University
Refunding Revenue Bonds
Series A
11/01/2038 5.000% 2,000,000 2,224,049
California Statewide Communities Development Authority
(a)
Refunding Revenue Bonds
Series A
11/01/2032 5.000% 1,135,000 1,139,035
University of California
Refunding Revenue Bonds
Series BN
05/15/2039 5.000% 2,500,000 2,696,605
Revenue Bonds
Series CD
05/15/2040 5.500% 2,250,000 2,557,583
Total 41,708,484
General Obligations 17.8%
Bellevue Union School District
(b)
General Obligation Unlimited
Series A (AG)
08/01/2030 0.000% 585,000 516,296
08/01/2031 0.000% 615,000 523,104
City of San Jose
General Obligation Unlimited
Series A
09/01/2040 5.000% 1,000,000 1,065,940
Conejo Valley Unified School District
General Obligation Unlimited
Series B
08/01/2032 4.000% 2,000,000 2,038,155
Encinitas Union School District
(c)
General Obligation Unlimited
08/01/2035 6.750% 500,000 603,776
Los Angeles Community College District
Refunding General Obligation Unlimited
08/01/2039 5.000% 2,500,000 2,874,117
Los Angeles Unified School District
General Obligation Unlimited
Series B-1
07/01/2032 5.000% 4,000,000 4,115,728
Monterey Peninsula Community College District
(b)
Refunding General Obligation Unlimited
08/01/2028 0.000% 2,125,000 1,994,534
Pomona Unified School District
(b)
General Obligation Unlimited
Series G (AG)
08/01/2032 0.000% 1,000,000 791,644
Rancho Santiago Community College District
(b)
General Obligation Unlimited
Series C (AG)

Portfolio of Investments
(continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia California Intermediate Municipal Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
09/01/2031 0.000% 3,785,000 3,217,181
San Diego Unified School District
(b)
General Obligation Unlimited
Series E
07/01/2032 0.000% 1,015,000 840,358
07/01/2034 0.000% 1,875,000 1,439,240
Sierra Kings Health Care District
Refunding General Obligation Unlimited
08/01/2028 5.000% 1,000,000 1,000,834
08/01/2032 5.000% 1,500,000 1,500,775
State of California
Refunding General Obligation Unlimited
10/01/2028 5.000% 1,205,000 1,267,088
03/01/2035 5.000% 1,000,000 1,135,653
General Obligation Unlimited
11/01/2029 5.000% 2,165,000 2,319,107
08/01/2036 5.000% 500,000 564,840
12/01/2036 5.000% 5,350,000 5,719,465
08/01/2044 5.250% 4,100,000 4,475,290
Total 38,003,125
Hospital 7.5%
California Health Facilities Financing Authority
Revenue Bonds
Series A-1
11/01/2027 5.000% 1,875,000 1,934,689
Series B
11/15/2038 5.000% 500,000 523,475
California Municipal Finance Authority
Refunding Revenue Bonds
Series A
04/01/2030 5.000% 200,000 210,476
04/01/2031 5.000% 210,000 222,954
10/01/2037 5.000% 890,000 932,252
10/01/2038 5.000% 935,000 973,707
Revenue Bonds
Series A
09/01/2041 5.000% 225,000 225,776
California Municipal Finance Authority
(d)
Refunding Revenue Bonds
Series A
11/15/2029 5.000% 390,000 419,849
11/15/2030 5.000% 600,000 656,829
11/15/2032 5.000% 850,000 956,241
California Statewide Communities Development Authority
Refunding Revenue Bonds
Series A
04/01/2030 5.000% 150,000 151,408
12/01/2042 5.250% 1,000,000 1,089,067
Revenue Bonds
Series A
08/01/2033 5.000% 425,000 432,611
08/01/2034 5.000% 650,000 660,844
07/01/2035 4.000% 300,000 301,530
07/01/2036 4.000% 430,000 431,325
04/01/2043 5.000% 200,000 213,591
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
04/01/2044 5.000% 210,000 223,150
California Statewide Communities Development Authority
(c)
Revenue Bonds
Series 2004-J (Mandatory Put 11/01/2029)
04/01/2036 5.000% 1,410,000 1,495,255
City of Upland
Refunding Certificate Participation
01/01/2034 5.000% 500,000 508,348
01/01/2036 4.000% 1,000,000 980,637
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series H
12/01/2044 5.250% 2,480,000 2,718,775
Total 16,262,789
Housing 1.7%
California Housing Finance Agency
Revenue Bonds
Series 2  Class A
03/20/2033 4.000% 973,634 980,944
California Municipal Finance Authority
Refunding Revenue Bonds
Series A
08/15/2039 5.000% 475,000 499,230
08/15/2040 5.000% 530,000 551,404
California Statewide Communities Development Authority
Revenue Bonds
Series A
05/15/2032 5.000% 1,000,000 1,011,053
California Statewide Communities Development Authority
(a)
Revenue Bonds
Series A
06/01/2034 5.000% 375,000 381,060
Total 3,423,691
Industrial Development Revenue 0.9%
California Municipal Finance Authority
(c)
Revenue Bonds
Series A (Mandatory Put 10/02/2028)
AMT
10/01/2041 3.450% 1,500,000 1,503,588
California Municipal Finance Authority
(a)
Revenue Bonds
AMT
01/01/2041 5.000% 500,000 505,043
Total 2,008,631
Lease Revenue 3.0%
California State Public Works Board
Refunding Revenue Bonds
Series C
09/01/2032 5.000% 1,000,000 1,109,589
09/01/2038 5.000% 2,000,000 2,176,231
Revenue Bonds
Series A
04/01/2040 5.000% 2,000,000 2,167,036

Portfolio of Investments
(continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia California Intermediate Municipal Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Municipal Improvement Corp. of Los Angeles
Revenue Bonds
Series A
05/01/2038 5.000% 1,000,000 1,094,828
Total 6,547,684
Pollution 0.9%
California Municipal Finance Authority
(c)
Revenue Bonds
Series A (Mandatory Put 09/01/2033)
AMT
09/01/2053 4.375% 750,000 775,650
03/01/2054 3.875% 1,000,000 1,000,488
Total 1,776,138
Special Tax Revenue 4.8%
California State Public Works Board
Revenue Bonds
Series C
11/01/2037 4.000% 2,665,000 2,709,448
Carson Public Financing Authority
Revenue Bonds
09/02/2026 5.000% 650,000 651,071
City & County of San Francisco Community Facilities District No.
Special Tax
Series 2021
09/01/2041 4.000% 745,000 669,917
City of Sacramento Transient Occupancy Tax Revenue
Revenue Bonds
Series C
06/01/2035 5.000% 615,000 634,175
06/01/2036 5.000% 1,180,000 1,215,327
Irvine Facilities Financing Authority
Special Tax
Series A
09/01/2040 5.000% 1,000,000 1,076,173
Oakley Redevelopment Agency
Refunding Tax Allocation
09/01/2032 5.000% 335,000 348,288
09/01/2033 5.000% 730,000 758,516
09/01/2034 5.000% 500,000 519,187
Orange County Community Facilities District
Special Tax
Series A
08/15/2043 5.250% 1,350,000 1,398,361
Total 9,980,463
Tobacco 0.1%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series A
06/01/2034 4.000% 200,000 199,700
Transportation 21.2%
Bay Area Toll Authority
Revenue Bonds
Series F-2
04/01/2043 5.000% 2,000,000 2,176,476
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
Revenue Bonds
Series B
AMT
07/01/2036 5.000% 1,000,000 1,101,433
07/01/2042 5.250% 5,500,000 5,853,835
California Municipal Finance Authority
Revenue Bonds
Series A
09/01/2043 5.000% 1,000,000 1,063,056
City of Long Beach Marina System Revenue
Refunding Revenue Bonds
05/15/2034 5.000% 750,000 827,440
05/15/2035 5.000% 2,110,000 2,337,071
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Series A
AMT
05/15/2034 5.000% 2,000,000 2,197,776
Series B
AMT
05/15/2028 5.000% 2,000,000 2,070,802
Series C
05/15/2035 5.000% 1,485,000 1,557,890
Prerefunded 05/15/29 Revenue Bonds
Series C
05/15/2035 5.000% 2,490,000 2,656,377
05/15/2037 5.000% 1,410,000 1,504,213
Revenue Bonds
Series B
05/15/2030 5.000% 500,000 508,258
County of Sacramento Airport System Revenue
Refunding Revenue Bonds
Series C
AMT
07/01/2028 5.000% 3,090,000 3,206,807
Series E
07/01/2029 5.000% 1,035,000 1,079,759
Revenue Bonds
07/01/2032 5.000% 500,000 555,676
Foothill-Eastern Transportation Corridor Agency
(b)
Refunding Revenue Bonds
01/15/2033 0.000% 5,000,000 3,992,860
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series A
10/01/2036 5.000% 315,000 332,309
10/01/2037 5.000% 300,000 315,533
Port of Los Angeles
Refunding Revenue Bonds
Series 2
AMT
08/01/2036 5.000% 250,000 270,134
08/01/2037 5.000% 250,000 268,670
08/01/2038 5.000% 200,000 213,559

Portfolio of Investments
(continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia California Intermediate Municipal Bond Fund | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
San Francisco City & County Airport Commission-San Francisco
International Airport
Refunding Revenue Bonds
Series C
AMT
05/01/2037 5.500% 1,750,000 1,926,635
Series D
05/01/2036 5.000% 3,205,000 3,354,657
Series SECOND
AMT
05/01/2041 5.250% 1,500,000 1,604,379
05/01/2042 5.250% 1,500,000 1,599,831
Revenue Bonds
Series A
AMT
05/01/2038 5.000% 1,470,000 1,512,486
05/01/2039 5.000% 1,500,000 1,539,044
Total 45,626,966
Utilities 18.0%
California Community Choice Financing Authority
(c)
Revenue Bonds
Series A-1 (Mandatory Put 08/01/2029)
05/01/2053 4.000% 1,150,000 1,159,949
12/01/2053 5.000% 1,000,000 1,035,015
05/01/2054 5.000% 2,000,000 2,086,708
Series B (Mandatory Put 11/01/2035)
03/01/2056 5.000% 2,000,000 2,087,720
Series B-1 (Mandatory Put 08/01/2029)
07/01/2053 5.000% 1,000,000 1,036,478
Series D (Mandatory Put 09/01/2032)
02/01/2055 5.000% 3,000,000 3,197,500
Series G (Mandatory Put 04/01/2030)
11/01/2054 5.250% 1,000,000 1,043,951
California Community Choice Financing Authority
Revenue Bonds
Series E
07/01/2035 5.000% 2,000,000 2,160,782
Series G
12/01/2035 5.000% 1,850,000 1,973,006
City of Riverside Electric Revenue
Refunding Revenue Bonds
Series A
10/01/2037 5.000% 1,000,000 1,043,013
Los Angeles Department of Water & Power
Refunding Revenue Bonds
Series D
07/01/2041 5.000% 6,000,000 6,298,128
Revenue Bonds
Series B
07/01/2040 5.000% 2,000,000 2,100,452
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Municipal Bonds (continued)
M-S-R Energy Authority
Revenue Bonds
Series B
11/01/2029 6.125% 1,320,000 1,370,507
Series C
11/01/2039 6.500% 2,350,000 2,771,237
Sacramento Municipal Utility District
Revenue Bonds
Series K
08/15/2040 5.000% 500,000 542,902
08/15/2041 5.000% 400,000 432,103
Southern California Public Power Authority
(c)
Revenue Bonds
Series A (Mandatory Put 09/01/2030)
04/01/2055 5.000% 4,000,000 4,149,845
Southern California Public Power Authority
Revenue Bonds
07/01/2041 5.000% 3,550,000 3,757,835
Total 38,247,131
Water and Sewer 2.5%
Los Angeles Department of Water & Power Water System
Revenue
Refunding Revenue Bonds
Series A
07/01/2040 5.000% 500,000 526,812
Series D
07/01/2040 5.000% 2,500,000 2,616,897
San Francisco City & County Public Utilities Commission
Wastewater Revenue
Revenue Bonds
Series C
10/01/2042 5.000% 2,200,000 2,392,004
Total 5,535,713
Total Municipal Bonds
(Cost $ 209,961,133 ) 209,320,515
. Shares
.....
Value ($)
Money Market Funds 1 .2%
BlackRock Liquidity Funds MuniCash,
Institutional Class, 2.187%
(e)
2,671,377 2,671,644
1 1 1
Total Money Market Funds
(Cost $ 2,671,644 ) 2,671,644
Total Investments in Securities
(Cost $ 212,632,777 ) 211,992,159
Other Assets & Liabilities, Net 1,842,488
Net Assets 213,834,647

Portfolio of Investments
(continued)
Columbia California Intermediate Municipal Bond Fund, July 31, 2026 (Unaudited)
Columbia California Intermediate Municipal Bond Fund | 2026

Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2026, the total value of these securities amounted to $16,379,944, which represents 7.66% of total net assets.
(b) Zero coupon bond.
(c) Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2026.
(d) Escrowed to maturity.
(e) The rate shown is the seven-day current annualized yield at July 31, 2026.
Abbreviation Legend
AG Assured Guaranty Inc.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.

1QT122_(09/26)
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